Trade receivables (Tables)	12 Months Ended
Mar. 31, 2026
Text Blocks Abstract
Schedule of Trade Receivables

	As at March 31,
	2025		2026
Trade receivables	₹	124,215	₹	143,966
Allowance for lifetime expected credit loss		(6,171)		(7,716)
	₹	118,044	₹	136,250

Non-current	₹	299	₹	349
Current		117,745		135,901

Summary of Allowance for Lifetime Expected Credit Loss

The activity in the allowance for lifetime expected credit loss is given below:

	As at March 31,
	2025		2026
Balance at the beginning of the year	₹	6,316	₹	6,171
Additions due to Acquisitions (Refer to Note 7)		-		159
Additions, net (Refer to Note 25)		324		2,838
Additions on account of Unbilled Receivables		-		(698)
Charged against allowance		(512)		(1,288)
Translation adjustment		43		534
Balance at the end of the year	₹	6,171	₹	7,716